Huber Large Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.31%
	Aerospace & Defense - 2.92%
700	Northrop Grumman Corp.	$311,500

	Automotive - 0.51%
3,403	Goodyear Tire & Rubber Co. (a)	54,720

	Banking - 16.23%
12,000	Bank of America Corp.	384,000
8,500	Citigroup, Inc.	405,110
27,292	First Horizon Corp.	371,990
1,100	JPMorgan Chase & Co.	173,756
9,000	Regions Financial Corp.	183,330
6,500	Truist Financial Corp.	215,930
		1,734,116
	Biotech & Pharmaceuticals - 11.22%
2,000	Eli Lilly & Co.	909,100
1,100	Merck & Co., Inc.	117,315
4,800	Pfizer, Inc.	173,088
		1,199,503
	Cable and Other Subscription Programming - 0.74%
10,000	DISH Network Corp. (a)	79,300

	Commercial and Industrial Machinery and Equipment Rental and Leasing - 0.87%
200	United Rentals, Inc.	92,936

	Consumer Services - 2.69%
8,294	Rent-A-Center, Inc.	287,221

	Electric Utilities - 2.76%
300	American Electric Power Co., Inc.	25,422
533	Constellation Energy Corp.	51,514
900	Entergy Corp.	92,430
1,600	Exelon Corp.	66,976
800	NextEra Energy, Inc.	58,640
		294,982
	Electrical Equipment - 0.40%
300	TE Connectivity Ltd.	43,047

	Entertainment Content - 2.43%
28,200	Lions Gate Entertainment Corp. - Class B (a)(b)	206,424
600	Walt Disney Co. (a)	53,334
		259,758
	Food - 1.06%
500	Lamb Weston Holdings, Inc.	51,815
1,100	Tyson Foods, Inc. - Class A	61,292
		113,107
	Health Care Facilities & Services - 0.31%
1,100	Select Medical Holdings Corp.	33,011

	Institutional Financial Services - 0.67%
200	Goldman Sachs Group, Inc.	71,174

	Insurance - 1.94%
8,073	CNO Financial Group, Inc.	207,638

	Oil & Gas Producers - 20.53%
14,900	BP plc - ADR	555,770
1,000	Chesapeake Energy Corp.	84,340
31,803	Golar LNG Ltd. (a)	767,088
7,500	New Fortress Energy, Inc.	214,125
9,300	Shell plc - ADR	573,159
		2,194,482

	Retail - Consumer Staples - 2.24%
1,500	Wal-Mart Stores, Inc.	239,790

	Retail - Discretionary - 1.88%
600	Home Depot, Inc.	200,304

	Software - 9.16%
2,600	Microsoft Corp.	873,392
900	Oracle Corp.	105,507
		978,899
	Specialty Finance - 1.29%
2,510	Enova International, Inc. (a)	138,276

	Technology Services - 15.79%
23,530	KBR, Inc.	1,446,861
550	Mastercard, Inc. - Class A	216,854
100	Visa, Inc. - Class A	23,773
		1,687,488
	Telecommunications - 1.35%
9,900	AT&T, Inc.	143,748

	Tobacco & Cannabis - 0.56%
600	Philip Morris International, Inc.	59,832

	Transport Services - 0.76%
300	FedEx Corp.	80,985
	TOTAL COMMON STOCKS (Cost $5,330,789)	10,505,817

	MONEY MARKET FUNDS - 1.33%
71,209	First American Government Obligations Fund, Institutional Class, 5.24% (c)	71,209
71,208	First American Treasury Obligations Fund, Institutional Class, 5.25% (c)	71,208
	TOTAL MONEY MARKET FUNDS (Cost $142,417)	142,417

	Total Investments in Securities (Cost $5,473,206) - 99.64%	10,648,234
	Other Assets in Excess of Liabilities - 0.36%	38,789
	NET ASSETS - 100.00%	$10,687,023

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2023.

Huber Large Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Huber Large Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$482,806	$-	$-	$482,806
Consumer Discretionary	542,245	-	-	542,245
Consumer Staples	412,729	-	-	412,729
Energy	2,194,482	-	-	2,194,482
Financials	2,151,204	-	-	2,151,204
Health Care	1,232,514	-	-	1,232,514
Industrials	528,468	-	-	528,468
Technology	2,666,387	-	-	2,666,387
Utilities	294,982	-	-	294,982
Total Common Stocks	10,505,817	-	-	10,505,817
Money Market Funds	142,417	-	-	142,417
Total Investments in Securities	$10,648,234	$-	$-	$10,648,234

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.